Receivables and Other Current Assets - Schedule of Receivables and Other Current Assets (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Trade and other current receivables [abstract]
Sales taxes receivable	$ 23	$ 62
Other current assets (prepaid expenses and amounts receivable)	36	99
Total	$ 59	$ 161